Cover Page - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Trading Symbol	CPLP
Title of 12(b) Security	Common units representing limited partnership interests
Security Exchange Name	NASDAQ
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	CAPITAL PRODUCT PARTNERS L.P.
Entity Central Index Key	0001392326
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity File Number	001-33373
Entity Address, Address Line One	3 Iassonos Street
Entity Address, City or Town	Piraeus
Entity Address, Country	GR
Entity Address, Postal Zip Code	18537
Entity Incorporation, State or Country Code	1T
Entity Common Stock, Shares Outstanding	55,039,143
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
General Partners' Capital Account, Units Outstanding	348,570	348,570
Amendment Description	We are filing this Amendment (“Amendment”) to our Annual Report on Form 20-F (the “Original Filing”) for the sole purpose of amending Item 15(c) of the Original Filing to include the report of our independent registered public accounting firm on internal control over financial reporting, which was inadvertently omitted in the Original Filing. The corrected information in this Amendment does not affect the Company’s audited financial statements filed with the Original Filing. In addition, pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, the certifications pursuant to Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 have been re-executed as of the date of, and are re-filed as part of, this Amendment as Exhibits 12.1, 12.2, 13.1 and 13.2. Paragraph 3 of the certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 has been omitted because no financial statements have been included in this Amendment. This Amendment does not reflect events occurring after the filing of the Original Filing and does not modify or update the disclosure therein in any way except as described above. No other changes have been made to the Original Filing. The filing of this Amendment should not be understood to mean that any statements contained in the Original Filing, as amended by this Amendment, are true or complete as of any date subsequent to the original filing date of the Original Filing. Unless otherwise stated herein, all disclosures referenced as being made “as of the date of this Annual Report” or similar language are speaking as of the date of the Original Filing.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	3 Iassonos Street
Contact Personnel Name	Gerasimos (Jerry) Kalogiratos
Entity Address, City or Town	Piraeus
Entity Address, Country	GR
Entity Address, Postal Zip Code	18537
City Area Code	+30
Local Phone Number	210 458 4950